Discontinued Operations Narrative (Details) - USD ($) shares in Millions		12 Months Ended
	Nov. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 01, 2019	Aug. 01, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net pretax actuarial gain and prior service credit		$ 5,400,000	$ 8,400,000
After-tax actuarial gain and prior service credit		4,900,000	5,600,000
Estimated pre-tax actuarial gain to be recognized in the next fiscal year		1,000,000.0
Estimated prior service credit to be recognized in the next fiscal year		0
Payments of other discontinued reserves		27,800,000	32,800,000	$ 25,600,000
Omega 3 | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds on sale						$ 38,000,000
Discontinued operations of FMC Health and Nutrition, net of income tax benefit (expense) of ($7.1), ($180.1) and ($43.8), respectively | Discontinued Operations, Held-for-sale or Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain from disposal, before tax	$ 918,000,000
Gain on sale of FMC Health and Nutrition, net of income taxes	$ 727,000,000	0	727,100,000	0
Discontinued operations of FMC Health and Nutrition, net of income tax benefit (expense) of ($7.1), ($180.1) and ($43.8), respectively | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Transitional services period	24 months
Transitional services period, optional extension	6 months
Workers’ compensation, product liability, and indemnification reserves
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments of other discontinued reserves		5,400,000	2,400,000	1,300,000
Postretirement medical and life insurance benefits reserve, net
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments of other discontinued reserves		1,100,000	1,000,000.0	1,100,000
SEC Schedule, 12-09, Reserve, Legal
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments of other discontinued reserves		$ 21,300,000	$ 18,900,000	$ 15,300,000
Livent
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration, Shares Transferred					123